Note 1 - Summary of Significant Accounting Policies: Organization (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Organization

Organization

Blue Water Restaurant Group, Inc. (“Company” or “Blue Water”) is a development stage company with minimal operations.  Blue Water was incorporated under the laws of the State of Nevada on March 3, 2011.  The Company’s business plan calls for the development of a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition to developing and launching its own restaurant concepts, Blue Water also provides restaurant development and operational management consulting services to outside restaurant businesses.